Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

On April 12, 2021, the Staff of the SEC issued a statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies.” In the statement, the SEC Staff, among other things, highlighted potential accounting implications of certain terms that are ordinary in warrants issued in connection with the initial public offerings of special purpose acquisition companies such as the Company. As a result of the Staff statement and in light of evolving views as to certain provisions ordinarily included in warrants issued by special purpose acquisition companies, the Company’s management re-evaluated the accounting for our Warrants under ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified in shareholders’ equity. Since the Warrants meet the definition of a derivative under ASC 815-40, the Company has restated the financial statements to classify the Warrants as liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in the statement of operations at each reporting date.

The Company’s prior accounting treatment for the Warrants was equity classification rather than as derivative liabilities. Accounting for the Warrants as liabilities pursuant to ASC 815-40 requires that the Company re-measure the Warrants to their fair value each reporting period and record the changes in such value in the statement of operations. Accordingly, the Company has restated the value and classification of the Warrants in our financial statements included herein (“Restatement”).

In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its warrants issued in connection with its initial public offering (“Public Warrants”), as well as warrants issued in a private sale simultaneous to the initial public offering (“Private Placement Warrants”) that the Company issued in May 2020, the Company’s previously issued financial statements as of May 8, 2020, as of and for the year ended December 31, 2020 as well as the interim periods ended June 30, 2020 and September 30, 2020 (the “Affected Periods”) should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods in this Annual Report. The following summarizes the effect of the Restatement on each financial statement line item for each period presented herein.

BALANCE SHEETS

		May 8, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Warrant liability	As Previously Reported	—	—	—	—
	Adjustments	24,200,000	23,030,000	45,050,000	56,930,000
	As Restated	24,200,000	23,030,000	45,050,000	56,930,000

Total Liabilities	As Previously Reported	11,299,788	10,753,271	11,443,090	12,381,002
	Adjustments	24,200,000	23,030,000	45,050,000	56,930,000
	As Restated	35,499,788	33,783,271	56,493,090	69,311,002

Class A ordinary shares subject to possible redemption	As Previously Reported	287,041,190	286,786,990	285,557,170	284,197,210
	Adjustments	(24,214,650)	(23,030,000)	(45,050,000)	(56,930,000)
	As Restated	262,826,540	263,756,990	240,507,170	227,267,210

Class A ordinary shares subject to possible redemption, shares outstanding	As Previously Reported	28,704,119	28,678,699	28,555,717	28,419,721
	Adjustments	(2,421,465)	(2,303,000)	(4,505,000)	(5,693,000)
	As Restated	26,282,654	26,375,699	24,050,717	22,726,721

Class A ordinary shares	As Previously Reported	130	132	144	158
	Adjustments	242	230	451	569
	As Restated	372	362	595	727

Class A ordinary shares, shares outstanding	As Previously Reported	1,295,881	1,321,301	1,444,283	1,580,279
	Adjustments	2,421,465	2,303,000	4,505,000	5,693,000
	As Restated	3,717,346	3,624,301	5,949,283	7,273,279

Additional paid-in capital	As Previously Reported	5,113,134	5,352,792	6,582,601	7,942,547
	Adjustments	877,413	(292,578)	21,727,203	33,607,078
	As Restated	5,990,547	5,060,214	28,309,804	41,549,625

Accumulated deficit	As Previously Reported	(114,123)	(353,668)	(1,583,490)	(2,943,447)
	Adjustments	(877,647)	292,353	(21,727,647)	(33,607,647)
	As Restated	(991,770)	(61,315)	(23,311,137)	(36,551,094)

Total Shareholders’ equity	As Previously Reported	5,000,004	5,000,006	5,000,005	5,000,008
	Adjustments	(2)	1	—	—
	As Restated	5,000,002	5,000,007	5,000,005	5,000,008

STATEMENTS OF OPERATIONS — YTD

		Six Months Ended June 30, 2020	Nine Months Ended September 30, 2020	Year Ended December 31, 2020
Change in fair value of the warrant liability	As Previously Reported	—	—	—
	Adjustments	1,170,000	(20,850,000)	(32,730,000)
	As Restated	1,170,000	(20,850,000)	(32,730,000)

Offering costs allocated to derivative warrant liabilities	As Previously Reported	—	—	—
	Adjustments	(877,647)	(877,647)	(877,647)
	As Restated	(877,647)	(877,647)	(877,647)

Net loss	As Previously Reported	(344,629)	(1,574,451)	(2,934,408)
	Adjustments	292,353	(21,727,647)	(33,607,647)
	As Restated	(52,276)	(23,302,098)	(36,542,055)

Weighted average shares outstanding subject to possible redemption, basic and diluted	As Previously Reported	N/A	N/A	28,635,732
	Adjustments	26,284,377	26,325,998	(3,194,817)
	As Restated	26,284,377	26,325,998	25,440,915

Basic and diluted net income per share, shares subject to redemption	As Previously Reported	N/A	N/A	$0.00
	Adjustments	$0.00	$0.00	$0.00
	As Restated	$0.00	$0.00	$0.00

Weighted average ordinary shares outstanding, basic and diluted	As Previously Reported	8,675,841	8,724,681	8,387,147
	Adjustments	(73,403)	732,999	2,077,504
	As Restated	8,602,438	9,457,680	10,464,651

Basic and diluted net loss per share, Non-redeemable shares	As Previously Reported	$(0.04)	$(0.19)	$(0.36)
	Adjustments	$0.03	$(2.28)	$(3.14)
	As Restated	$(0.01)	$(2.47)	$(3.50)

STATEMENTS OF OPERATIONS — THREE MONTHS ENDED

		Three Months Ended June 30, 2020	Three Months Ended September 30, 2020
Change in fair value of the warrant liability	As Previously Reported	—	—
	Adjustments	1,170,000	(22,020,000)
	As Restated	1,170,000	(22,020,000)

Offering costs allocated to derivative warrant liabilities	As Previously Reported	—	—
	Adjustments	(877,647)	—
	As Restated	(877,647)	—

Net income (loss)	As Previously Reported	(285,630)	(1,229,822)
	Adjustments	292,353	(22,020,000)
	As Restated	6,723	(23,249,822)

Weighted average shares outstanding subject to possible redemption, basic and diluted	As Previously Reported	N/A	N/A
	Adjustments	26,284,377	26,325,998
	As Restated	26,284,377	26,325,998

Basic and diluted net income per share, shares subject to redemption	As Previously Reported	N/A	N/A
	Adjustments	$0.00	$0.00
	As Restated	$0.00	$0.00

Weighted average ordinary shares outstanding, basic and diluted	As Previously Reported	8,726,681	8,821,301
	Adjustments	978,194	2,344,174
	As Restated	9,704,875	11,165,475

Basic and diluted net loss per share, Non-redeemable shares	As Previously Reported	$(0.04)	$(0.14)
	Adjustments	$0.04	$(1.94)
	As Restated	$(0.00)	$(2.08)

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

		June 30, 2020	September 30, 2020	December 31, 2020
Class A ordinary shares	As Previously Reported	132	144	158
	Adjustments	230	451	569
	As Restated	362	595	727

Additional Paid in Capital	As Previously Reported	5,352,793	6,582,601	7,942,547
	Adjustments	(292,579)	21,727,203	33,607,078
	As Restated	5,060,214	28,309,804	41,549,625

Accumulated Deficit	As Previously Reported	(353,668)	(1,583,490)	(2,943,447)
	Adjustments	292,353	(21,727,647)	(33,607,647)
	As Restated	(61,315)	(23,311,137)	(36,551,094)

Total Shareholders’ Equity	As Previously Reported	5,000,006	5,000,005	5,000,008
	Adjustments	1	—	—
	As Restated	5,000,007	5,000,005	5,000,008

STATEMENTS OF CASH FLOWS

		Six Months Ended June 30, 2020	Nine Months Ended September 30, 2020	Year Ended December 31, 2020
Net loss	As Previously Reported	(344,629)	(1,574,451)	(2,934,408)
	Adjustments	292,353	(21,727,647)	(33,607,647)
	As Restated	(52,276)	(23,302,098)	(36,542,055)

Change in fair value of warrant liability	As Previously Reported	—	—	—
	Adjustments	(1,170,000)	20,850,000	32,730,000
	As Restated	(1,170,000)	20,850,000	32,730,000

Offering costs allocated to derivative warrant liabilities	As Previously Reported	—	—	—
	Adjustments	877,647	877,647	877,647
	As Restated	877,647	877,647	877,647

Initial value of Class A ordinary shares subject to possible redemption	As Previously Reported	287,041,190	287,041,190	287,041,190
	Adjustments	(24,214,650)	(24,214,650)	(24,214,650)
	As Restated	262,826,540	262,826,540	262,826,540

Change in value of Class A ordinary shares subject to possible redemption	As Previously Reported	(254,200)	(1,229,820)	(2,843,980)
	Adjustments	1,184,650	(22,020,000)	(32,715,350)
	As Restated	930,450	(23,249,820)	(35,559,330)